Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Beginning Balance	¥ 3,065,835	¥ 2,953,201	¥ 2,798,874
Total other comprehensive income (loss)	34,277	(60,272)	(12,555)
Ending Balance	3,103,144	3,065,835	2,953,201
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance	3,022,909		2,803,405
Ending Balance		3,022,909
Accounting Standards Update 2016-01 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning Balance			0
AOCI Attributable to Parent
Beginning Balance	(118,532)	(61,343)	(45,566)
Total other comprehensive income (loss)	34,277	(60,272)	(12,555)
Transaction with noncontrolling interests		2	(103)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	675	(2,884)	(106)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(280)	(197)	326
Ending Balance	(84,650)	(118,532)	(61,343)
AOCI Attributable to Parent | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance	(118,532)		(48,465)
Ending Balance		(118,532)
AOCI Attributable to Parent | Accounting Standards Update 2016-01 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning Balance			(2,899)
Net unrealized gains (losses) on investment in securities
Beginning Balance	(5,001)	17,389	10,465
Net unrealized gains (losses)	(11,188)	(17,637)	12,169
Reclassification adjustment included in net income, net of tax	6	(4,819)	(1,954)
Total other comprehensive income (loss)	(11,182)	(22,456)	10,215
Transaction with noncontrolling interests		0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	25	(66)	41
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	(16,208)	(5,001)	17,389
Net unrealized gains (losses) on investment in securities | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance			7,215
Net unrealized gains (losses) on investment in securities | Accounting Standards Update 2016-01 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning Balance			(3,250)
Debt Valuation Adjustments
Beginning Balance	1,457	582	0
Net unrealized gains (losses)	(826)	920	258
Reclassification adjustment included in net income, net of tax	(73)	(45)	(27)
Total other comprehensive income (loss)	(899)	875	231
Transaction with noncontrolling interests		0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	558	1,457	582
Debt Valuation Adjustments | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance			351
Debt Valuation Adjustments | Accounting Standards Update 2016-01 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning Balance			351
Defined benefit pension plans
Beginning Balance	(26,375)	(27,902)	(20,487)
Net unrealized gains (losses)	4,511	886	(7,244)
Reclassification adjustment included in net income, net of tax	819	643	(102)
Total other comprehensive income (loss)	5,330	1,529	(7,346)
Transaction with noncontrolling interests		0	(126)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	28	2	(57)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	(21,073)	(26,375)	(27,902)
Defined benefit pension plans | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance			(20,487)
Defined benefit pension plans | Accounting Standards Update 2016-01 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning Balance			0
Foreign currency translation adjustments
Beginning Balance	(72,471)	(43,558)	(31,806)
Net unrealized gains (losses)	32,180	(40,605)	(11,540)
Reclassification adjustment included in net income, net of tax	4,066	8,941	3
Total other comprehensive income (loss)	36,246		(11,537)
Total other comprehensive income (loss)		(31,664)
Transaction with noncontrolling interests		4	23
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	511	(2,550)	(88)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(280)	(197)	326
Ending Balance	(36,456)	(72,471)	(43,558)
Foreign currency translation adjustments | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance			(31,806)
Foreign currency translation adjustments | Accounting Standards Update 2016-01 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning Balance			0
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(16,142)	(7,854)	(3,738)
Net unrealized gains (losses)	(997)	(6,385)	(4,621)
Reclassification adjustment included in net income, net of tax	5,779	(2,171)	503
Total other comprehensive income (loss)	4,782	(8,556)	(4,118)
Transaction with noncontrolling interests		(2)	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	111	(270)	(2)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	¥ (11,471)	¥ (16,142)	(7,854)
Net unrealized gains (losses) on derivative instruments | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance			(3,738)
Net unrealized gains (losses) on derivative instruments | Accounting Standards Update 2016-01 | Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning Balance			¥ 0